Income taxes (Schedule of the Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	(7.30%)	(14.00%)	20.70%
Permanent book-tax differences	(42.90%)	(15.40%)	(9.90%)
Reversal of deferred tax liabilities	6.90%	2.10%
Effect of preferential tax treatment	24.50%	5.20%	(14.30%)
Effective tax rate	6.20%	2.90%	21.50%